Repurchase of Stock (Detail) - 12 months ended Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock -	The repurchase was made to avoid the dilution of TMC's shares triggered by the reissuance of treasury stock described above, and to effect capital efficiency and agile capital policy in view of the management environment.
Number of shares repurchased	55,521,900
Total purchase price for repurchase of shares	¥ 359,994